Financial instruments - Additional Information (Detail)		12 Months Ended
	Oct. 25, 2016 USD ($)	Dec. 31, 2017 CAD MMBTU CAD / MWh	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($) MMBTU CAD / MWh	Jan. 31, 2017 CAD	Jan. 31, 2017 USD ($)	Sep. 29, 2016 CAD	Sep. 29, 2016 USD ($)	Jan. 31, 2014 CAD	Dec. 31, 2012 CAD
Derivative [Line Items]
Commodity volumes, Gas | MMBTU		15,457,678			15,457,678
Effective portion of cash flow hedge, gain (loss)		CAD 8,714,000		CAD 34,355,000
Other comprehensive income, foreign currency loss		(21,648,000)		0
Other comprehensive income, foreign currency translation adjustment gain (loss)		(256,067,000)		(67,855,000)
Issuance of convertible debentures, net of costs		743,881,000		357,694,000
Total realized loss (gain) on derivative financial instruments		CAD (16,845,000)		3,289,000
Revenue collection period		45 days	45 days
Cash on hand		CAD 54,550,000
Available for drawn on senior debt facilities		1,145,859,000
Utility Services
Derivative [Line Items]
Accounts receivable balances | $					$ 204,380,000
Not designated as a hedge
Derivative [Line Items]
Gain (loss) on derivative		(13,414,000)		20,656,000
Total realized loss (gain) on derivative financial instruments		(16,950,000)		420,000
Liberty Power Group
Derivative [Line Items]
Other comprehensive income, foreign currency translation adjustment gain (loss)		CAD 23,381,000		6,156,000
Bonds
Derivative [Line Items]
Par value | $	$ 500,000,000
Bonds | Plan
Derivative [Line Items]
Debt instrument, term		10 years	10 years
Long-term debt		CAD 135,000,000
Senior Unsecured Notes
Derivative [Line Items]
Long-term debt		3,863,296,000		3,913,415,000
Senior Unsecured Notes | Convertible Unsecured Subordinated Debentures
Derivative [Line Items]
Issuance of convertible debentures, net of costs | $			$ 359,950,000
Senior Unsecured Notes | Liberty Power Group | 4.82% Senior Unsecured Notes
Derivative [Line Items]
Par value											CAD 150,000,000
Senior Unsecured Notes | Liberty Power Group | 4.65% Senior Unsecured Notes
Derivative [Line Items]
Par value										CAD 200,000,000
Senior Unsecured Notes | Liberty Power Group | Convertible Unsecured Subordinated Debentures
Derivative [Line Items]
Par value						CAD 300,000,000
Foreign exchange forward
Derivative [Line Items]
Notional amount						CAD 744,050,000	$ 567,665,000	CAD 47,225,000	$ 38,400,000
Foreign exchange forward | Not designated as a hedge
Derivative [Line Items]
Total realized loss (gain) on derivative financial instruments		CAD (16,413,000)		1,371,000
Ten Year Foreign Exchange Forward
Derivative [Line Items]
Notional amount | $	$ 250,000,000
Term of forward-starting interest rate swap	10 years
Derivative, forward interest rate	1.8395%
Thirty Year Foreign Exchange Forward
Derivative [Line Items]
Notional amount | $	$ 250,000,000
Term of forward-starting interest rate swap	30 years
Derivative, forward interest rate	2.5539%
Forward contracts
Derivative [Line Items]
Commodity volumes, Gas | MMBTU		12,420,000			12,420,000
Other comprehensive income, foreign currency loss		CAD 432,000
Interest rate swaps | Not designated as a hedge
Derivative [Line Items]
Total realized loss (gain) on derivative financial instruments		193,000		0
Energy contracts | Not designated as a hedge
Derivative [Line Items]
Total realized loss (gain) on derivative financial instruments		CAD (730,000)		(951,000)
Cash flow hedge | Foreign exchange forward
Derivative [Line Items]
Effective portion of cash flow hedge, gain (loss) | $			718,000
Gain (loss) on derivative | $			$ 36,667,000
Cash flow hedge | Interest rate swaps
Derivative [Line Items]
Term of forward-starting interest rate swap		10 years	10 years
Effective portion of cash flow hedge, gain (loss)		CAD 2,771,000		(3,726,000)
Minimum
Derivative [Line Items]
Forward price | CAD / MWh		22.13			22.13
Maximum
Derivative [Line Items]
Forward price | CAD / MWh		121.56			121.56
Weighted Average
Derivative [Line Items]
Forward price | CAD / MWh		33.20			33.20
Fair Value
Derivative [Line Items]
Derivative financial instruments, assets		CAD 87,531,000		150,870,000
Fair Value | Energy contracts | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets		137,000
Fair Value | Cash flow hedge | Foreign exchange forward | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets				17,864,000
Carrying amount
Derivative [Line Items]
Derivative financial instruments, assets		87,531,000		150,870,000
Carrying amount | Energy contracts | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets		CAD 137,000
Carrying amount | Cash flow hedge | Foreign exchange forward | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, assets				17,864,000
Credit Concentration Risk | Accounts Receivable | Liberty Power Group
Derivative [Line Items]
Major customer revenue percentage		90.00%	90.00%
Empire | Forward contracts
Derivative [Line Items]
Other comprehensive income, foreign currency loss		CAD 16,412,000		CAD (17,684,000)
Non-regulated Energy Sales [Member]
Derivative [Line Items]
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months		11,612,000
Interest expense
Derivative [Line Items]
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months		CAD 2,643,000